UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-179

Central Securities Corporation

(Exact name of Registrant as specified in charter)

630 Fifth Avenue, Eighth Floor
New York, New York 10111
(Address of principal executive offices)

     Registrant’s telephone number: 212-698-2020

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 - June 30, 2015

Issuer: Medtronic, Inc.	CUSIP: 585055106
Ticker: MDT
Meeting Date: 8/21/14
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Richard Anderson as a director of the company.	Management	FOR	FOR
1-02. Election of Scott C. Donnelly as a director of the company.	Management	FOR	FOR
1-03. Election of Omar Ishrak as a director of the company.	Management	FOR	FOR
1-04. Election of Shirley Ann Jackson PhD. as a director of the company.	Management	FOR	FOR
1-05. Election of Michael O. Leavitt as a director of the company.	Management	FOR	FOR
1-06. Election of James T. Lenehan as a director of the company.	Management	FOR	FOR
1-07. Election of Denise M. O’Leary as a director of the company.	Management	FOR	FOR
1-08. Election of Kendall J. Powell as a director of the company.	Management	FOR	FOR
1-09. Election of Robert C. Pozen as a director of the company.	Management	FOR	FOR
1-10. Election of Preetha Reddy as a director of the company.	Management	FOR	FOR
2. To ratify the appointment of PricewaterhouseCoopers LLP as Medtronic’s
independent registered public accounting firm for fiscal year 2015.	Management	FOR	FOR
3. To approve, in a non-binding advisory vote, named executive compensation
(a “Say-on-Pay” vote).	Management	FOR	FOR
4. To approve the Medtronic, Inc. 2014 Employees Stock Purchase Plan.	Management	FOR	FOR
5. To amend and restate the Company’s Articles of Incorporation to provide
that directors will be elected by a majority vote in uncontested elections.	Management	FOR	FOR
6. To amend and restate the Company’s Articles of Incorporation to allow
changes to the size of the Board of Directors upon the affirmative vote of a	Management	FOR	FOR
simple majority of shares.
7. To amend and restate the Company’s Articles of Incorporation to allow
removal of a director upon the affirmative vote of a simple majority of shares.	Management	FOR	FOR
8. To amend and restate the Company’s Articles of Incorporation to allow
amendments to Section 5.3 of Article 5 upon the affirmative vote of a simple	Management	FOR	FOR
majority of shares.

Issuer: Radisys Corporation	CUSIP: 750459109
Ticker: RSYS
Meeting Date: 9/22/14
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of C. Scott Gibson as a director of the company.	Management	FOR	FOR
1-02. Election of Brian Bronson as a director of the company.	Management	FOR	FOR
1-03. Election of Hubert de Pesquidoux as a director of the company.	Management	FOR	FOR
1-04. Election of M. Niel Ransom as a director of the company.	Management	FOR	FOR
1-05. Election of Lorene K. Steffes as a director of the company.	Management	FOR	FOR
1-06. Election of Vincent H. Tobkin as a director of the company.	Management	FOR	FOR
2. Advisory vote to approve compensation of named executive officers.	Management	FOR	FOR
3. Ratification of the appointment of KPMG LLP as the company’s
independent registered public accounting firm.	Management	FOR	FOR
4. Approval of an amendment to the Radisys Corporation 2007 stock plan.	Management	FOR	FOR
5. Approval of the terms of the performance goals established for the Radisys
Corporation 2007 stock plan.	Management	FOR	FOR

Issuer: GeoMet, Inc.	CUSIP: 37250U300
Ticker: GMETP
Meeting Date: 9/19/14
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1. To approve an amendment to GeoMet, Inc.’s amended and restated
certificate of incorporation to remove the prohibition restricting stockholders	Management	FOR	FOR
from acting by written consent (the “Charter Amendment”).
2. To approve the adoption of resolutions that have been adopted by GeoMet,
Inc’s board of directors to ratify the certificate of amendment to the certificate
of designations of Series A Convertible preferred Stock of GeoMet, Inc. that	Management	FOR	FOR
was filed with the Secretary of the State of Delaware on December 21, 2010
(the COD Ratification Resolutions”).

Issuer: Oracle Corporation	CUSIP: 68389X105
Ticker: ORCL
Meeting Date: 11/5/14
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Jeffrey S. Berg as a director of the company.	Management	FOR	FOR
1-02. Election of H. Raymond Bingham as a director of the company.	Management	FOR	FOR
1-03. Election of Michael J. Boskin as a director of the company.	Management	FOR	FOR
1-04. Election of Safra A. Catz as a director of the company.	Management	FOR	FOR
1-05. Election of Bruce R. Chizen as a director of the company.	Management	FOR	FOR
1-06. Election of George H. Conrades as a director of the company.	Management	FOR	FOR
1-07. Election of Lawrence J. Ellison as a director of the company.	Management	FOR	FOR
1-08. Election of Hector Garcia-Molina as a director of the company.	Management	FOR	FOR
1-09. Election of Jeffrey O. Henley as a director of the company.	Management	FOR	FOR
1-10. Election of Mark V. Hurd as a director of the company.	Management	FOR	FOR
1-11. Election of Naomi O. Seligman as a director of the company.	Management	FOR	FOR
2. Advisory vote to approve executive compensation.	Management	FOR	FOR
3. Ratification of the selection of Ernst & Young LLP as independent
registered public accounting firm for fiscal year 2015.	Management	FOR	FOR
4. Proposal regarding vote tabulation.	Stockholder	Against	FOR
5. Proposal regarding multiple performance metrics	Stockholder	Against	FOR
6. Proposal regarding quantifiable performance metrics	Stockholder	Against	FOR
7. Proposal regarding proxy access.	Stockholder	Against	FOR

Issuer: Coach, Inc.	CUSIP: 189754104
Ticker: COH
Meeting Date: 11/6/14
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of David Denton as a director of the company.	Management	FOR	FOR
1-02. Election of Susan Kropf as a director of the company.	Management	FOR	FOR
1-03. Election of Gary Loveman as a director of the company.	Management	FOR	FOR
1-04. Election of Victor Luis as a director of the company.	Management	FOR	FOR
1-05. Election of Ivan Menezes as a director of the company.	Management	FOR	FOR
1-06. Election of William Nuti as a director of the company.	Management	FOR	FOR
1-07. Election of Jide Zeitlin as a director of the company.	Management	FOR	FOR
2. Ratification of the appointment of Deloitte & Touche LLP as the company’s
independent registered public accounting firm for fiscal year 2015.	Management	FOR	FOR
3. Approval, on a non-binding advisory basis, of the company’s executive
compensation as disclosed in the proxy statement for the 2014 annual meeting.	Management	FOR	FOR
4. Approval of the amended and restated Coach, Inc. 2010 stock incentive plan.	Management	FOR	FOR

Issuer: GeoMet, Inc.	CUSIP: 37250U300
Ticker: GMETP
Meeting Date: 11/6/14
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Michael Y. McGovern as a director of the company.	Management	FOR	FOR
1-02. Election of James C. Crain as a director of the company.	Management	FOR	FOR
1-03. Election of Stanley L. Graves as a director of the company.	Management	FOR	FOR
2. To approve, on an advisory basis, the compensation of GeoMet, Inc’s
named executive officers as described in the proxy statement.	Management	FOR	FOR

Issuer: Medtronic, Inc.	CUSIP: 585055106
Ticker: MDT
Meeting Date: 1/6/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1. To adopt the plan of merger contained in the Transaction Agreement, dated as of June 15, 2014, among Medtronic, Inc., Covidien plc, Medtronic Holdings
Limited (formerly known as Kalani I Limited, Aviation Acquisition Co., Inc.	Management	FOR	FOR
and Aviation Merger Sub, LLC and approve the revised memorandum and articles of association of New Medtronic.
2. To approve the reduction of the share premium account of Medtronic
Holdings Limited to allow for the creation of distributable reserves of	Management	FOR	FOR
Medtronic Holdings Limited.
3. To approve, on a non-binding advisory basis, specified compensatory
arrangements between Medtronic, Inc. and its named executive officers	Management	FOR	FOR
relating to the transaction.
4. To approve any motion to adjourn the Medtronic, Inc. special meeting to another time or place if necessary or appropriate (i) to solicit additional proxies if there are insufficient votes at the time of the Medtronic, Inc. special meeting to adopt the plan of merger contained in the Transaction Agreement and approve the revised memorandum and articles of association of Medtronic Holdings Limited, (ii) to provide Medtronic, Inc. shareholders in advance of the Medtronic, Inc. special meeting any supplement or amendment to the joint proxy statement/prospectus or (iii) to disseminate any other information which is material to the Medtronic, Inc. shareholders at the special meeting.	Management	FOR	FOR

Issuer: Walgreen Co.	CUSIP: 931422109
Ticker: WAG
Meeting Date: 12/29/14
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1. To approve and adopt the Agreement and Plan of merger, dated as of October 17, 2014, pursuant to which Ontario Merger Sub, Inc. will merge with and into Walgreen Co. (the Reorg Merger”) and Walgreen Co. will survive the Reorg Merger as a wholly owned subsidiary of Walgreens Boots Alliance, Inc. and to approve and adopt the Reorg Merger and the Reorganization (as defined in the accompanying Proxy Statement/Prospectus) (the Reorganization Proposal”).	Management	FOR	FOR
2. To approve the issuance, in a private placement, of shares of (A) if the Reorganization Proposal is approved and the Reorganization completed, Walgreens Boots Alliance, Inc. common stock or (B) if the Reorganization Proposal is not approved or the Reorganization is not otherwise completed, Walgreen Co. common stock, in either case to the Sellers (as defined in the accompanying Proxy Statement/Prospectus) in connection with the completion of the Step 2 Acquisition (as defined in the accompanying Proxy Statement/Prospectus), and in either case which is currently expected to be 144,333,468 shares, subject to potential adjustment (the “Share Issuance Proposal”).	Management	FOR	FOR
3. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve and adopt the Reorganization Proposal or the Share Issuance Proposal.	Management	FOR	FOR

Issuer: Coherent, Inc.	CUSIP: 192479103
Ticker: COHR
Meeting Date: 3/4/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of John Ambroseo as a director of the company.	Management	FOR	FOR
1-02. Election of Jay T. Flatley as a director of the company.	Management	FOR	FOR
1-03. Election of Susan M. James as a director of the company.	Management	FOR	FOR
1-04. Election of L. William Krause as a director of the company.	Management	FOR	FOR
1-05. Election of Garry W. Rogerson as a director of the company.	Management	FOR	FOR
1-06. Election of Steve Skaggs as a director of the company.	Management	FOR	FOR
1-07. Election of Sandeep Vij as a director of the company.	Management	FOR	FOR
2. Ratification of the appointment of Deloitte & Touche LLP as the company’s
independent registered public accounting firm for fiscal year ending October 3,	Management	FOR	FOR
2015.
3. Advisory vote to approve executive officer compensation.	Management	FOR	FOR

Issuer: Analog Devices, Inc.	CUSIP: 032654105
Ticker: ADI
Meeting Date: 3/11/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1A. Election of Ray Stata as a director of the company.	Management	FOR	FOR
1B. Election of Vincent T. Roche as a director of the company.	Management	FOR	FOR
1C. Election of Jose E. Almeida as a director of the company.	Management	FOR	FOR
1D. Election of Richard M. Beyer as a director of the company.	Management	FOR	FOR
1E. Election of James A. Champy as a director of the company.	Management	FOR	FOR
1F. Election of Edward H. Frank as a director of the company.	Management	FOR	FOR
1G. Election of John C. Hodgson as a director of the company.	Management	FOR	FOR
1H. Election of Yves-Andre Istel as a director of the company.	Management	FOR	FOR
1I. Election of Neil Novich as a director of the company.	Management	FOR	FOR
1J. Election of Kenton J. Sicchitano as a director of the company.	Management	FOR	FOR
1K. Election of Lisa T. Su as a director of the company.	Management	FOR	FOR
2. To approve, by non-binding “say-on-pay” vote, the compensation.	Management	FOR	FOR
3. To ratify the selection of Ernst & Young LLP as independent registered
public accounting firm for the 2015 fiscal year.	Management	FOR	FOR

Issuer: Agilent Technologies, Inc.	CUSIP: 00846U101
Ticker: A
Meeting Date: 3/18/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Robert J. Herbold as a director of the company.	Management	FOR	FOR
1-02. Election of Koh Boon Hwee as a director of the company.	Management	FOR	FOR
1-03. Election of Michael R. McMullen as a director of the company.	Management	FOR	FOR
2. To ratify the audit and finance committee’s appointment of
PricewaterhouseCoopers LLP as Agilent’s independent registered public	Management	FOR	FOR
accounting firm.
3. To re-approve and amend the performance-based compensation plan for
covered employees.	Management	FOR	FOR
4. To approve, amendments to the amended and restated certificate of
incorporation and bylaws to declassify the board.	Management	FOR	FOR
5. To approve, on a non-binding advisory basis, the compensation of Agilent’s
named executive officers.	Management	FOR	FOR

Issuer: Capital One Financial Corporation	CUSIP: 14040H105
Ticker: COF
Meeting Date: 4/30/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1A. Election of Richard D. Fairbank as a director of the company.	Management	FOR	FOR
1B. Election of Patrick W. Gross as a director of the company.	Management	FOR	FOR
1C. Election of Ann Fritz Hackett as a director of the company.	Management	FOR	FOR
1D. Election of Lewis Hay, III as a director of the company.	Management	FOR	FOR
1E. Election of Benjamin P. Jenkins III as a director of the company.	Management	FOR	FOR
1F. Election of Pierre E. Leroy as a director of the company.	Management	FOR	FOR
1G. Election of Peter E. Raskind as a director of the company.	Management	FOR	FOR
1H. Election of Mayo A. Shattuck III as a director of the company.	Management	FOR	FOR
1I. Election of Bradford H. Warner as a director of the company.	Management	FOR	FOR
1J. Election of Catherine G. West as a director of the company.	Management	FOR	FOR
2. Ratification of selection of Ernst & Young LLP as independent auditors of
Capital One for 2015.	Management	FOR	FOR
3. Advisory approval of Capital One’s 2014 named executive officer
compensation.	Management	FOR	FOR
4. Approval of amendments to Capital One’s restated certificate of
incorporation to allow stockholders to request special meetings of the	Management	FOR	FOR
stockholders.
5. Stockholder proposal regarding special meetings of the stockholders, if
presented at the meeting.	Stockholder	Against	FOR

Issuer: Citigroup Inc.	CUSIP: 172967424
Ticker: C
Meeting Date: 4/28/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Michael L. Corbat as a director of the company.	Management	FOR	FOR
1b. Election of Duncan P. Hennes as a director of the company.	Management	FOR	FOR
1c. Election of Peter B. Henry as a director of the company.	Management	FOR	FOR
1d. Election of Franz B. Humer as a director of the company.	Management	FOR	FOR
1e. Election of Michael E. O’Neill as a director of the company.	Management	FOR	FOR
1f. Election of Gary M. Reiner as a director of the company.	Management	FOR	FOR
1g. Election of Judith Rodin as a director of the company.	Management	FOR	FOR
1h. Election of Anthony M. Santomero as a director of the company.	Management	FOR	FOR
1i. Election of Joan E. Spero as a director of the company.	Management	FOR	FOR
1j. Election of Diana L. Taylor as a director of the company.	Management	FOR	FOR
1k. Election of William S. Thompson, Jr. as a director of the company.	Management	FOR	FOR
1l. Election of James S. Turley as a director of the company.	Management	FOR	FOR
1m. Election of Ernesto Zedillo Ponce de Leon as a director of the company.	Management	FOR	FOR
2. Proposal to ratify the selection of KPMG LLP as Citi’s independent registered accounting firm
for 2015.	Management	FOR	FOR
3. Advisory approval of Citi’s 2014 executive compensation.	Management	FOR	FOR
4. Approval of an amendment to the Citigroup 2014 Stock Incentive Plan authorizing additional
shares.	Management	FOR	FOR
5. Stockholder proposal requesting Proxy Access for Shareholders.	Stockholder	FOR	FOR
6. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Stockholder	Against	FOR
7. Stockholder proposal requesting an amendment to the General Clawback policy.	Stockholder	Against	FOR
8. Stockholder proposal requesting a by-law amendment to exclude from the Board of Directors’
Audit Committee any director who was a director at a public company while that company filed for	Stockholder	Against	FOR
reorganization under Chapter 11.
9. Stockholder proposal requesting a report regarding the vesting of equity-based awards for senior	Stockholder	Against	FOR
executives due to a voluntary resignation to enter government service.

Issuer: TRI Pointe Homes, Inc.	CUSIP: 87265H109
Ticker: TPH
Meeting Date: 5/8/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Douglas F. Bauer as a director of the company.	Management	FOR	FOR
1-02. Election of Lawrence B. Burrows as a director of the company.	Management	FOR	FOR
1-03. Election of Daniel S. Fulton as a director of the company.	Management	FOR	FOR
1-04. Election of Kristen F. Gannon as a director of the company.	Management	FOR	FOR
1-05. Election of Steven J. Gilbert as a director of the company.	Management	FOR	FOR
1-06. Election of Christopher D. Graham as a director of the company.	Management	FOR	FOR
1-07. Election of Constance B. Moore as a director of the company.	Management	FOR	FOR
1-08. Election of Thomas B. Rogers as a director of the company.	Management	FOR	FOR
1-09. Election of Barry S. Sternlicht as a director of the company.	Management	FOR	FOR
2. Ratification of the appointment of Ernst & Young LLP as TRI Pointe
Homes, Inc.’s independent registered public accounting firm for the fiscal year	Management	FOR	FOR
ending December 31, 2015.

Issuer: Cameco Corporation	CUSIP: 13321L108
Ticker: CCJ
Meeting Date: 5/20/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
A-01. Election of Ian Bruce as a director of the company.	Management	FOR	FOR
A-02. Election of Daniel Camus as a director of the company.	Management	FOR	FOR
A-03. Election of John Clappison as a director of the company.	Management	FOR	FOR
A-04. Election of James Curtiss as a director of the company.	Management	FOR	FOR
A-05. Election of Donald Deranger as a director of the company.	Management	FOR	FOR
A-06. Election of Catherine Gignac as a director of the company.	Management	FOR	FOR
A-07. Election of Tim Gitzel as a director of the company.	Management	FOR	FOR
A-08. Election of James Gowans as a director of the company.	Management	FOR	FOR
A-09. Election of Nancy Hopkins as a director of the company.	Management	FOR	FOR
A-10. Election of Anne McLellan as a director of the company.	Management	FOR	FOR
A-11. Election of Neil McMillan as a director of the company.	Management	FOR	FOR
B. Appointment of KPMG LLP as auditors.	Management	FOR	FOR
C. Resolved, on an advisory basis and not to diminish the role and responsibilities of the board of directors, that the shareholders accept the
approach to executive compensation disclosed in Cameco’s management proxy	Management	FOR	FOR
circular delivered in advance of the 2015 annual meeting of shareholders.

Issuer: Heritage-Crystal Clean, Inc.	CUSIP: 42726M106
Ticker: HCCI
Meeting Date: 5/7/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Joseph Chalhoub as a director of the company.	Management	FOR	FOR
1-02. Election of Fred Fehssenfeld, Jr. as a director of the company.	Management	FOR	FOR
2. Ratification of the appointment of Grant Thornton LLP as the company’s
independent registered public accounting firm for the fiscal year 2015	Management	FOR	FOR
3. Advisory vote to approve the named executive officer compensation for
fiscal 2014, as disclosed in the proxy statement pursuant to Item 402 of	Management	FOR	FOR
regulation S-K

Issuer: International Business Machines Corporation	CUSIP: 459200101
Ticker: IBM
Meeting Date: 4/28/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of A.J. Belda as a director of the company.	Management	FOR	FOR
1b. Election of W.R. Brody as a director of the company.	Management	FOR	FOR
1c. Election of K.I. Chenault as a director of the company.	Management	FOR	FOR
1d. Election of M.L. Eskew as a director of the company.	Management	FOR	FOR
1e. Election of D.N. Farr as a director of the company.	Management	FOR	FOR
1f. Election of A. Gorsky as a director of the company.	Management	FOR	FOR
1g. Election of S.A. Jackson as a director of the company.	Management	FOR	FOR
1h. Election of A.N. Liveris as a director of the company.	Management	FOR	FOR
1i. Election of W.J. McNerney, Jr. as a director of the company.	Management	FOR	FOR
1j. Election of J.W. Owens as a director of the company.	Management	FOR	FOR
1k. Election of V.M. Rometty as a director of the company.	Management	FOR	FOR
1l. Election of J.E. Spero as a director of the company.	Management	FOR	FOR
1m. Election of S. Taurel as a director of the company.	Management	FOR	FOR
1n. Election of P.R. Voser as a director of the company.	Management	FOR	FOR
2. Ratification of Appointment of Independent Registered Public Accounting
Firm.	Management	FOR	FOR
3. Advisory vote on executive compensation.	Management	FOR	FOR
4. Stockholder proposal for disclosure of lobbying policies.	Stockholder	Against	FOR
5. Stockholder proposal on the right to act by written consent.	Stockholder	Against	FOR
6. Stockholder proposal to limit accelerated executive pay.	Stockholder	Against	FOR
7. Stockholder proposal on establishing a public policy committee.	Stockholder	Against	FOR

Issuer: Alleghany Corporation	CUSIP: 017175100
Ticker: Y
Meeting Date: 4/24/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of John G. Foos as a director of the company.	Management	FOR	FOR
1b. Election of William K. Lavin as a director of the company.	Management	FOR	FOR
1c. Election of Phillip M. Martineau as a director of the company.	Management	FOR	FOR
1d. Election of Raymond L.M. Wong as a director of the company.	Management	FOR	FOR
2. Proposal to approve the Alleghany Corporation 2015 Director’s stock plan.	Management	FOR	FOR
3. Proposal to approve the Alleghany Corporation 2015 management incentive
plan.	Management	FOR	FOR
4. Ratification of the appointment of Ernst & Young LLP as Alleghany
Corporation’s independent registered public accounting firm for fiscal 2015.	Management	FOR	FOR
5. Say-on-pay: advisory vote to approve the compensation of the named
executive officers of Alleghany Corporation.	Management	FOR	FOR

Issuer: JP Morgan Chase & Co.	CUSIP: 46625H100
Ticker: JPM
Meeting Date: 5/19/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Linda B. Bammann as a director of the company.	Management	FOR	FOR
1b. Election of James A. Bell as a director of the company.	Management	FOR	FOR
1c. Election of Crandell C. Bowles as a director of the company.	Management	FOR	FOR
1d. Election of Stephen B. Burke as a director of the company.	Management	FOR	FOR
1e. Election of James S. Crown as a director of the company.	Management	FOR	FOR
1f. Election of James Dimon as a director of the company.	Management	FOR	FOR
1g. Election of Timothy P. Flynn as a director of the company.	Management	FOR	FOR
1h. Election of Laban P. Jackson, Jr. as a director of the company.	Management	FOR	FOR
1i. Election of Michael A. Neal as a director of the company.	Management	FOR	FOR
1j. Election of Lee R. Raymond as a director of the company.	Management	FOR	FOR
1k. Election of William C. Weldon as a director of the company.	Management	FOR	FOR
2. Advisory resolution to approve executive compensation.	Management	FOR	FOR
3. Ratification of independent registered public accounting firm.	Management	FOR	FOR
4. Approval of Amendment of Long-Term Incentive Plan.	Management	FOR	FOR
5. Stockholder proposal regarding independent chairman – require an
independent chair.	Stockholder	Against	FOR
6. Stockholder proposal regarding lobbying – report on policies, procedures
and expenditures.	Stockholder	Against	FOR
7. Stockholder proposal regarding special shareholder meetings – reduce
ownership threshold from 20% to 10%.	Stockholder	Against	FOR
8. Stockholder proposal regarding how votes are counted – count votes using
only for and against.	Stockholder	Against	FOR
9. Stockholder proposal regarding accelerated vesting provisions – report
names of senior executives and value of equity awards that would vest if they	Stockholder	Against	FOR
resign to enter government service.
10. Clawback disclosure policy – disclose whether the firm recouped any
incentive compensation from senior executives.	Stockholder	Against	FOR

Issuer: Merck & Co., Inc.	CUSIP: 58933Y105
Ticker: MRK
Meeting Date: 5/26/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Leslie A. Brun as a director of the company.	Management	FOR	FOR
1b. Election of Thomas R. Cech as a director of the company.	Management	FOR	FOR
1c. Election of Kenneth C. Frazier as a director of the company.	Management	FOR	FOR
1d. Election of Thomas H. Glocer as a director of the company.	Management	FOR	FOR
1e. Election of William B. Harrison Jr. as a director of the company.	Management	FOR	FOR
1f. Election of C. Robert Kidder as a director of the company.	Management	FOR	FOR
1g. Election of Rochelle B. Lazarus as a director of the company.	Management	FOR	FOR
1h. Election of Carlos E. Represas as a director of the company.	Management	FOR	FOR
1i. Election of Patricia F. Russo as a director of the company.	Management	FOR	FOR
1j. Election of Craig B. Thompson as a director of the company.	Management	FOR	FOR
1k. Election of Wendell P. Weeks as a director of the company.	Management	FOR	FOR
1l. Election of Peter C. Wendell as a director of the company.	Management	FOR	FOR
2. Advisory vote to approve executive compensation.	Management	FOR	FOR
3. Ratification of the appointment of the Company’s independent registered
public accounting firm for 2015.	Management	FOR	FOR
4. Proposal to amend and restate the 2010 Incentive Stock Plan.	Management	FOR	FOR
5. Proposal to amend and restate the Executive Incentive Plan	Stockholder	Against	FOR
6. Stockholder proposal concerning shareholders’ right to act by written
consent.	Stockholder	Against	FOR
7. Stockholder proposal concerning accelerated vesting of equity awards.	Stockholder	Against	FOR

Issuer: Walgreens Boots Alliance, Inc.	CUSIP: 931427108
Ticker: WBA
Meeting Date: 5/28/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Janice M. Babiak as a director of the company.	Management	FOR	FOR
1b. Election of David J. Brailer as a director of the company.	Management	FOR	FOR
1c. Election of Steven A. Davis as a director of the company.	Management	FOR	FOR
1d. Election of William C. Foote as a director of the company.	Management	FOR	FOR
1e. Election of Ginger L. Graham as a director of the company.	Management	FOR	FOR
1f. Election of John A. Lederer as a director of the company.	Management	FOR	FOR
1g. Election of Dominic P. Murphy as a director of the company.	Management	FOR	FOR
1h. Election of Stefano Pessina as a director of the company.	Management	FOR	FOR
1i. Election of Barry Rosenstein as a director of the company.	Management	FOR	FOR
1j. Election of Leonard D. Schaeffer as a director of the company.	Management	FOR	FOR
1k. Election of Nancy M. Schlichting as a director of the company.	Management	FOR	FOR
1l. Election of James A. Skinner as a director of the company.	Management	FOR	FOR
2. Advisory vote to approve named executive officer compensation.	Management	FOR	FOR
3. Ratify the appointment of Deloitte & Touche LLP as Walgreens Boots
Alliance, Inc.’s independent registered public accounting firm.	Management	FOR	FOR
4. Stockholder proposal regarding an executive equity retention policy.	Stockholder	Against	FOR
5. Stockholder proposal regarding accelerated vesting of equity awards of
senior executives upon a change in control	Stockholder	Against	FOR
6. Stockholder proposal regarding proxy access.	Stockholder	Against	FOR
7. Stockholder proposal regarding linking executive pay to performance on
sustainability goals.	Stockholder	Against	FOR

Issuer: Amazon.com, Inc.	CUSIP: 023135106
Ticker: AMZN
Meeting Date: 6/10/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Jeffrey P. Bezos as a director of the company.	Management	FOR	FOR
1b. Election of Tom A. Alberg as a director of the company.	Management	FOR	FOR
1c. Election of John Seely Brown as a director of the company.	Management	FOR	FOR
1d. Election of William B. Gordon as a director of the company.	Management	FOR	FOR
1e. Election of Jamie S. Gorelick as a director of the company.	Management	FOR	FOR
1f. Election of Judith A. McGrath as a director of the company.	Management	FOR	FOR
1g. Election of Alain Monie as a director of the company.	Management	FOR	FOR
1h. Election of Jonathan J. Rubenstein as a director of the company.	Management	FOR	FOR
1i. Election of Thomas O. Ryder as a director of the company.	Management	FOR	FOR
1j. Election of Patricia Q. Stonesifer as a director of the company.	Management	FOR	FOR
2. Ratification of Appointment of Ernst & Young LLP as independent auditors.	Management	FOR	FOR
3. Shareholder proposal regarding proxy access for shareholders.	Stockholder	Against	FOR
4. Shareholder proposal regarding a report concerning corporate political
contributions.	Stockholder	Against	FOR
5. Shareholder proposal regarding sustainability reporting.	Stockholder	Against	FOR
6. Shareholder proposal regarding a report concerning human rights risks.	Stockholder	Against	FOR

Issuer: Intel Corporation	CUSIP: 023135106
Ticker: INTC
Meeting Date: 5/21/15
For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Charlene Barshefsky as a director of the company.	Management	FOR	FOR
1b. Election of Aneel Bhusri as a director of the company.	Management	FOR	FOR
1c. Election of Andy D. Bryant as a director of the company.	Management	FOR	FOR
1d. Election of Susan L. Decker as a director of the company.	Management	FOR	FOR
1e. Election of John J. Donahoe as a director of the company.	Management	FOR	FOR
1f. Election of Reed E. Hundt as a director of the company.	Management	FOR	FOR
1g. Election of Brian M. Krzanich as a director of the company.	Management	FOR	FOR
1h. Election of James D. Plummer as a director of the company.	Management	FOR	FOR
1i. Election of David S. Pottruck as a director of the company.	Management	FOR	FOR
1j. Election of Frank D. Yeary as a director of the company.	Management	FOR	FOR
1k. Election of David B. Yoffie as a director of the company.	Management	FOR	FOR
2. Ratification of Appointment of Ernst & Young LLP as independent
registered public accounting firm for 2015.	Management	FOR	FOR
3. Advisory vote to approve executive compensation.	Management	FOR	FOR
4. Approval of amendment and extension of the 2006 Equity Incentive Plan.	Management	FOR	FOR
5. Approval of extension of the 2006 Stock Purchase Plan.	Management	FOR	FOR
6. Shareholder proposal entitled “Holy Land Principles”.	Stockholder	Against	FOR
7. Stockholder proposal on whether the Chairman of the Board should be an
independent director.	Stockholder	Against	FOR
8. Stockholder proposal on whether to adopt an alternative vote counting
standard.	Stockholder	Against	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Central Securities Corporation

By (Signature and Title)	/s/ Wilmot H. Kidd
Wilmot H. Kidd
President

Date: August 14, 2015